Consolidated Balance Sheets	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Current Assets
Cash And Cash Equivalents	$ 263,437	$ 2,257,855
Short-term investments (Note 3)	0	550,000
Accounts receivable (Note 4)	57,065	841,567
Prepaid expenses and deposits (Note 5)	36,157	265,436
Total Current Assets	356,659	3,914,858
Long Term Assets
Deposits (note 6)	246,589	234,475
Property And Equipment (note 7)	544,446	624,763
Right Of Use Assets (note 8)	1,259,092	1,943,252
Intellectual Property (note 9)	13,168,509	14,867,023
Total Assets	15,575,295	21,584,371
Current Liabilities
Accounts payable and accrued liabilities (Notes 10, 24)	1,276,236	500,625
Current portion of long-term debt (Note 11)	111,111	64,815
Current portion of lease obligations (Note 12)	650,315	532,936
Total Current Liabilities	2,037,662	1,098,376
Long-term Liabilities
Long-term debt (Note 11)	824,074	935,185
Long-term lease obligations (Note 12)	596,408	1,369,668
Asset retirement obligations (Note 13)	24,574	22,337
Total Long-term Liabilities	1,445,056	2,327,190
Total Liabilities	3,482,718	3,425,566
Shareholders' Equity
Common Shares (Note 16): - Authorized Unlimited Issued: 68,949,109 (2021 - 65,250,710) common shares	96,423,648	95,779,352
Contributed Capital	9,404,518	9,381,966
Deficit	(93,735,589)	(87,002,513)
Total Shareholders' Equity	12,092,577	18,158,805
Total Liabilities And Shareholders' Equity	$ 15,575,295	$ 21,584,371